Leases - Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for Lease Liabilities [Abstract]
2026	$ 797,161
2027	271,921
2028	328,000
2029	337,720
2030 and beyond	1,844,918
Total minimum lease payment	3,579,720
Less: imputed interest	(1,245,183)
Total lease liabilities	2,334,537	$ 2,823,023
Less: current potion	752,429	641,254
Non-current portion	$ 1,582,108	$ 2,181,769